Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2019
Investments Schedule [Abstract]
Summary of Investment in Securities

Investment in securities as of March 31, 2018 consists of the following:

Millions of yen
2018
Trading securities*	¥422,053
Available-for-sale securities	1,015,477
Held-to-maturity securities	113,891
Other securities	178,034

Total	¥1,729,455

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.

Investment in securities as of March 31, 2019 consists of the following:

Millions of yen
2019
Equity securities*	¥549,047
Trading debt securities	1,564
Available-for-sale debt securities	1,264,244
Held-to-maturity debt securities	114,061

Total	¥1,928,916

*

The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥324,220 million as of March 31, 2019. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥75,923 million as of March 31, 2019. The amount of investment funds elected for the fair value option included in equity securities was ¥5,811 million as of March 31, 2019.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price

The following table provides information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2019 and for fiscal 2019.

	Millions of yen
	March 31, 2019			2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,431	¥(1,688)	¥18	¥(159)	¥18

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2018 are as follows:

March 31, 2018

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale securities:
Japanese and foreign government bond securities	¥271,866	¥11,383	¥(7,439)	¥275,810
Japanese prefectural and foreign municipal bond securities	160,549	3,247	(560)	163,236
Corporate debt securities	368,106	2,974	(4,605)	366,475
CMBS and RMBS in the Americas	72,793	2,543	(1,160)	74,176
Other asset-backed securities and debt securities	78,828	3,420	(66)	82,182
Equity securities	49,971	5,653	(2,026)	53,598

	1,002,113	29,220	(15,856)	1,015,477

Held-to-maturity securities:
Japanese government bond securities and other	113,891	26,933	0	140,824

	¥1,116,004	¥56,153	¥(15,856)	¥1,156,301

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities and held-to-maturity debt securities in each major security type as of March 31, 2019 are as follows:

March 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥416,218	¥20,133	¥(5,500)	¥430,851
Japanese prefectural and foreign municipal bond securities	189,792	3,749	(236)	193,305
Corporate debt securities	485,156	5,205	(2,364)	487,997
CMBS and RMBS in the Americas	59,954	2,566	(1,041)	61,479
Other asset-backed securities and debt securities	88,620	3,381	(1,389)	90,612

	1,239,740	35,034	(10,530)	1,264,244

Held-to-maturity debt securities:
Japanese government bond securities and other	114,061	30,265	0	144,326

	¥1,353,801	¥65,299	¥(10,530)	¥1,408,570

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2018:

March 31, 2018

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale securities:
Japanese and foreign government bond securities	¥72,523	¥(5,599)	¥27,458	¥(1,840)	¥99,981	¥(7,439)
Japanese prefectural and foreign municipal bond securities	17,208	(125)	19,479	(435)	36,687	(560)
Corporate debt securities	90,216	(2,011)	89,573	(2,594)	179,789	(4,605)
CMBS and RMBS in the Americas	12,798	(359)	7,065	(801)	19,863	(1,160)
Other asset-backed securities and debt securities	4,623	(56)	774	(10)	5,397	(66)
Equity securities	6,505	(247)	6,914	(1,779)	13,419	(2,026)

	¥203,873	¥(8,397)	¥151,263	¥(7,459)	¥355,136	¥(15,856)

The following table provides information about available-for-sale debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2019:

March 31, 2019

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥51,551	¥(1,119)	¥98,830	¥(4,381)	¥150,381	¥(5,500)
Japanese prefectural and foreign municipal bond securities	1,329	(35)	4,510	(201)	5,839	(236)
Corporate debt securities	9,156	(18)	68,924	(2,346)	78,080	(2,364)
CMBS and RMBS in the Americas	10,194	(362)	7,147	(679)	17,341	(1,041)
Other asset-backed securities and debt securities	10,253	(411)	28,748	(978)	39,001	(1,389)

	¥82,483	¥(1,945)	¥208,159	¥(8,585)	¥290,642	¥(10,530)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Total other-than-temporary impairment losses	¥6,608	¥1,246	¥1,359
Portion of loss recognized in other comprehensive income (before taxes)	0	0	(136)

Net impairment losses recognized in earnings	¥6,608	¥1,246	¥1,223

Summary of Gross Unrealized Gains and Gross Unrealized Losses Recorded in Accumulated Other Comprehensive Income (Loss)

Gross unrealized gains and gross unrealized losses recorded in accumulated other comprehensive income (loss) as of March 31, 2018 and 2019 are as follows:

	Millions of yen
	March 31, 2018		March 31, 2019
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Before taxes	¥42	¥0	¥0	¥0
Net of taxes	¥33	¥0	¥0	¥0

Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses

For debt securities held as of March 31, 2017, 2018 and 2019, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Beginning	¥1,413	¥1,220	¥1,021
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	0	1,103
Reduction during the period:
For securities sold or redeemed	(171)	0	(22)
Due to change in intent to sell or requirement to sell	(22)	(199)	0

Ending	¥1,220	¥1,021	¥2,102

Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities

Available-for-sale debt securities held as of March 31, 2019:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥64,120	¥64,381
Due after one to five years	205,377	207,630
Due after five to ten years	558,592	555,858
Due after ten years	411,651	436,375

	¥1,239,740	¥1,264,244

Held-to-maturity debt securities held as of March 31, 2019:

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥3,983	¥4,808
Due after ten years	110,078	139,518

	¥114,061	¥144,326